Note 6 - Convertible Notes (Details Textual)														1 Months Ended		3 Months Ended				4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 16, 2020 USD ($)	Jul. 14, 2020 USD ($)	Apr. 22, 2020 USD ($)	Dec. 16, 2019 USD ($) $ / shares shares	Nov. 27, 2019 USD ($) $ / shares	Nov. 18, 2019 USD ($) $ / shares shares	Oct. 30, 2019 USD ($) $ / shares shares	Oct. 23, 2019 USD ($) $ / shares	Aug. 01, 2019 USD ($) $ / shares shares	Jul. 12, 2019 USD ($) $ / shares	May 28, 2019 USD ($) $ / shares shares	Apr. 23, 2019 USD ($) $ / shares	Feb. 28, 2019 USD ($) $ / shares	Jul. 31, 2017 USD ($) $ / shares	Mar. 31, 2017 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	May 31, 2017 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) shares	Dec. 18, 2020 $ / shares	Dec. 09, 2020 USD ($)	Nov. 20, 2020 USD ($)	Dec. 31, 2019 USD ($)
Class of Warrant or Right, Issued During Period (in shares) | shares																						43,493,809	7,622,780
Amortization of Debt Discount (Premium)																$ 37,849		$ 510,885				$ 776,122	$ 1,150,995
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares																							7,583,333
Gain (Loss) on Extinguishment of Debt, Total																						467,872	$ (216,954)
Interest Expense, Debt, Excluding Amortization																						0	84,354
Induced Conversion of Convertible Debt Expense																						0	127,059
Proceeds from Convertible Debt																0		$ 150,000				725,000	2,630,000
Convertible Notes Payable, Current																3,619,186	$ 3,594,804			$ 3,594,804		3,594,804
Debt Instrument, Unamortized Discount, Current																272,122	296,504			296,504		296,504	608,580
Convertible Notes Payable, Noncurrent																305,877	292,410			292,410		292,410	0
Debt Instrument, Unamortized Discount, Noncurrent																141,123	154,590			154,590		154,590	0
Repayment of Iliad Note [Member] | Judicial Ruling [Member]
Debt Instrument, Debt Default, Interest Rate Penalty		15.00%
Litigation Settlement, Amount Awarded to Other Party		$ 3,264,594
Litigation Settlement, Amount Final Settlement																									$ 3,006,015	$ 3,006,015
Litigation Settlement, One Time Required Payment																									25,000
Litigation Settlement, Weekly Required Payment																									$ 25,000
Litigation Settlement, Payment	$ 3,006,015
Judgment Settlement Agreement [Member] | Judicial Ruling [Member]
Litigation Settlement, Expense																						25,000
Teco [Member]
Disposal Group, Including Discontinued Operation, Consideration																4,000,000	4,000,000			4,000,000		4,000,000
Convertible Debt [Member]
Debt Instrument, Extended Amount																	197,000			197,000		197,000
Interest Expense, Debt, Total																15,856						208,779
Amortization of Debt Discount (Premium)																244,129						139,253
Interest Payable																	228,373			228,373		228,373
Debt Instrument, Debt Default, Amount																1,060,000	$ 1,060,000			$ 1,060,000		$ 1,060,000
Warrants Issued in March 2017 Convertible Note Offering [Member]
Debt Instrument, Convertible, Number of Warrants															4,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares															$ 0.60				$ 0.60
Warrants and Rights Outstanding, Term (Year)															3 years				3 years
Class of Warrant or Right, Issued (in shares) | shares																			8,000,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares																			1
Warrants Issued In March 2017 and July 2017 Convertible Note Offerings [Member]
Debt Instrument, Convertible, Number of Warrants														4,000
Class of Warrant or Right, Issued During Period (in shares) | shares																						788,000
Warrants Related to July 2017 Convertible Note Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares														$ 0.65							$ 0.60
Warrants and Rights Outstanding, Term (Year)																					3 years
Class of Warrant or Right, Issued (in shares) | shares																					28,804,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares																					1
Warrants Issued in September 30, 2023, Convertible Note Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																	$ 0.10			$ 0.10		$ 0.10
Warrants and Rights Outstanding, Term (Year)																	3 years			3 years		3 years
Warrants and Rights Outstanding																	$ 13,396			$ 13,396		$ 13,396
March And July 2017 Convertible Note Offering [Member] | Convertible Debt [Member]
Debt Instrument, Unamortized Discount, Total																	46,886			46,886		46,886
Debt Instrument, Convertible, Beneficial Conversion Feature																						33,490
Interest Expense, Debt, Total																6,303						28,306
Amortization of Debt Discount (Premium)																3,356						22,412
Interest Payable																47,279	44,332			44,332		44,332
Interest Payable, Accrued Prior to Extinguishments																38,438	38,438			38,438		38,438
The 6 % Convertible Note Payable Dated December 31, 2023 [Member]
Debt Instrument, Interest Rate, Stated Percentage																								6.00%
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares																								$ 0.05
Debt Instrument, Unamortized Discount, Total																	74,750			74,750		74,750
Debt Instrument, Convertible, Beneficial Conversion Feature																						347,000
Interest Expense, Debt, Total																						16,354
Amortization of Debt Discount (Premium)																						11,217
Convertible Notes Payable, Current																	28,496			28,496		28,496
Debt Instrument, Unamortized Discount, Current																	296,504			296,504		296,504
Convertible Notes Payable, Noncurrent																	135,971			135,971		135,971
Debt Instrument, Unamortized Discount, Noncurrent																	114,029			114,029		114,029
The 6 % Convertible Note Payable Dated December 31, 2023 [Member] | Three Investors [Member]
Debt Instrument, Face Amount																	575,000			575,000		575,000
The 6 % Convertible Note Payable Mature in December 2021 [Member] | Three Investors [Member]
Debt Instrument, Face Amount																	325,000			325,000		325,000
The 6 % Convertible Note Payable Mature in December 2023 [Member]
Interest Expense, Debt, Total																24,458
Amortization of Debt Discount (Premium)																15,857
Convertible Notes Payable, Current																52,878
Debt Instrument, Unamortized Discount, Current																272,122
Convertible Notes Payable, Noncurrent																146,081
Debt Instrument, Unamortized Discount, Noncurrent																103,919
The 6 % Convertible Note Payable Mature in December 2023 [Member] | Three Investors [Member]
Debt Instrument, Face Amount																	250,000			250,000		250,000
The 6 Percent Convertible Note Payable Issued With In Money Conversion Features [Member]
Debt Instrument, Face Amount																	425,000			425,000		425,000
Debt Instrument, Unamortized Discount, Total																	$ 74,750			$ 74,750		74,750
Debt Instrument, Convertible, Beneficial Conversion Feature																						347,000
Proceeds from Convertible Debt																						500,250
Convertible Notes Payable [Member]
Debt Instrument, Convertible, Beneficial Conversion Feature																						$ 543,886	829,737
Convertible Notes Payable [Member] | March 2017 Convertible Note Offering [Member]
Debt Instrument, Face Amount Per Note															$ 1,000
Debt Instrument, Interest Rate, Stated Percentage															6.00%
Debt Instrument, Face Amount																			$ 2,000,000
Debt Instrument, Term (Year)																			3 years
Debt Instrument, Unamortized Discount, Total																			$ 1,933,693
Debt Instrument, Convertible, Beneficial Conversion Feature																			904,690
Debt Instrument, Convertible, Discount, Fair Value of Warrants																			$ 1,029,003
Convertible Notes Payable [Member] | March 2017 Convertible Note Offering [Member] | Common Stock [Member]
Debt Instrument, Convertible, Number of Equity Instruments															4,000				8,000,000
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares															$ 0.25
Convertible Notes Payable [Member] | July 2017 Convertible Note Offering [Member]
Debt Instrument, Face Amount Per Note														$ 1,000
Debt Instrument, Face Amount																					$ 7,201,000
Debt Instrument, Term (Year)														3 years							3 years
Debt Instrument, Unamortized Discount, Total																					$ 7,092,796
Debt Instrument, Convertible, Beneficial Conversion Feature																					3,142,605
Debt Instrument, Convertible, Discount, Fair Value of Warrants																					$ 3,950,191
Convertible Notes Payable [Member] | July 2017 Convertible Note Offering [Member] | Common Stock [Member]
Debt Instrument, Convertible, Number of Equity Instruments														4,000							28,804,000
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares														$ 0.25
Convertible Notes Payable [Member] | March And July 2017 Convertible Note Offering [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares																	$ 0.10			$ 0.10		$ 0.10
Debt Instrument, Extended Amount																	$ 197,000			$ 197,000		$ 197,000
Convertible Notes Payable, Total																	1,257,000			1,257,000		1,257,000
Convertible Notes Payable [Member] | The 8% Convertible Promissory Note Dated April 23, 2019 [Member]
Debt Instrument, Interest Rate, Stated Percentage												8.00%
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares						$ 0.0375	$ 0.06					$ 0.17
Debt Instrument, Face Amount												$ 2,765,000											2,765,000
Debt Instrument, Unamortized Discount, Total												265,000
Interest Expense, Debt, Total																				209,292		379,956
Amortization of Debt Discount (Premium)																						29,831
Debt Conversion, Original Debt, Amount						$ 50,000	$ 75,000																125,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares						1,333,333	1,250,000
Short-term Debt, Total																							2,735,170
Gain (Loss) on Extinguishment of Debt, Total																						467,872
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net, Total												440,000
Payments for Brokerage Fees												$ 175,000
Induced Conversion of Convertible Debt Expense						$ 62,353	$ 64,706																127,059
Debt Instrument, Debt Default, Interest Rate Penalty			10.00%
Debt Instrument, Debt Default, Interest Expense			$ 9,559
Debt Instrument, Debt Default, Principal Expense			$ 276,500
Debt Instrument, Debt Default, Increase in Principal Amount, Percent			10.00%
Interest Expense, Debt, Pre-judgment Interest																						140,833
Debt Instrument, Unamortized Discount, Current																							29,830
Convertible Notes Payable [Member] | The 8% Convertible Promissory Note Dated April 23, 2019 [Member] | Judicial Ruling [Member]
Litigation Settlement, Amount Awarded to Other Party		$ 3,264,594																				3,264,594
Litigation Settlement, Amount Including Interest Expense																	3,473,886			3,473,886		3,473,886
Promissory Note [Member]
Debt Instrument, Face Amount																4,376,308	4,376,308			4,376,308		4,376,308	6,143,308
Short-term Debt, Total																4,104,186	4,079,804			4,079,804		4,079,804	5,534,728
Debt Instrument, Unamortized Discount, Current																272,122	296,504			296,504		296,504	608,580
Promissory Note [Member] | July 2017 Convertible Note Offering [Member]
Debt Instrument, Interest Rate, Stated Percentage														6.00%
Senior Secured Convertible Promissory Note [Member] | The 8% Senior Secured Convertible Promissory Note Dated February 28, 2019 [Member]
Debt Instrument, Interest Rate, Stated Percentage					8.00%					8.00%			8.00%
Debt Instrument, Face Amount													$ 1,500,000
Debt Instrument, Unamortized Discount, Total				$ 57,551					$ 9,579																		$ 584,842
Debt Instrument, Convertible, Beneficial Conversion Feature								$ 92,796		$ 133,806			$ 176,471
Interest Expense, Debt, Total				584,842																		477,500
Amortization of Debt Discount (Premium)				57,551																		409,481
Interest Payable																144,994
Debt Conversion, Original Debt, Amount				120,000					110,000								160,000						125,000
Debt Instrument, Increase (Decrease), Net, Total				(62,449)	$ 30,000				(100,421)	100,000
Short-term Debt, Total				1,271,863	1,361,863			$ 1,269,067	$ 1,361,863	1,338,057						1,111,863	1,111,863			1,111,863		1,111,863					$ 687,021
Proceeds from Related Party Debt										100,000
Debt Instrument, Increase, Accrued Interest										41,863
Gain (Loss) on Extinguishment of Debt, Total					$ (0)					$ (124,158)													$ (92,796)
Long-term Debt, Gross				$ 687,021
Interest Expense, Debt, Excluding Amortization																						68,019
Long Term Debt Including Interest																$ 1,256,857	$ 1,256,857			$ 1,256,857		$ 1,256,857
Senior Secured Convertible Promissory Note [Member] | The 8% Senior Secured Convertible Promissory Note Dated February 28, 2019 [Member] | CSW Ventures, L.P. [Member]
Debt Instrument, Interest Rate, Stated Percentage											8.00%
Debt Instrument, Unamortized Discount, Total											$ 17,225
Debt Conversion, Original Debt, Amount											170,000
Debt Instrument, Increase (Decrease), Net, Total											(152,775)
Short-term Debt, Total											$ 1,330,000
Senior Secured Convertible Promissory Note [Member] | The 8% Senior Secured Convertible Promissory Note Dated February 28, 2019 [Member] | GB Sciences, Nevada, LLC [Member] | Collateral Pledged [Member]
Noncontrolling Interest, Ownership Percentage by Parent													100.00%
Senior Secured Convertible Promissory Note [Member] | The 8% Senior Secured Convertible Promissory Note Dated February 28, 2019 [Member] | Common Stock [Member]
Debt Instrument, Convertible, Number of Equity Instruments													8,823,529
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares				$ 0.04	$ 0.04			$ 0.08	$ 0.11	$ 0.11			$ 0.17				$ 0.04			$ 0.04		$ 0.04
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares				3,000,000					1,000,000								4,000,000
Senior Secured Convertible Promissory Note [Member] | The 8% Senior Secured Convertible Promissory Note Dated February 28, 2019 [Member] | Common Stock [Member] | CSW Ventures, L.P. [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares											$ 0.17
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares											1,000,000